Document And Entity Information	Feb. 25, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 25, 2022
Entity Registrant Name	CAPSTAR FINANCIAL HOLDINGS, INC.
Entity Central Index Key	0001676479
Entity Emerging Growth Company	false
Entity File Number	001-37886
Entity Incorporation, State or Country Code	TN
Entity Tax Identification Number	81-1527911
Entity Address, Address Line One	1201 Demonbreun Street, Suite 700
Entity Address, City or Town	Nashville
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37203
City Area Code	615
Local Phone Number	732-6400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $1.00 par value per share
Trading Symbol	CSTR
Security Exchange Name	NASDAQ